Southern Company
                         30 Ivan Allen, Jr. Boulevard NW
                                Atlanta, GA 30308
                                  404-506-0542




April 11, 2007




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Pursuant to the provisions of Regulation 14A, Rule 14a-6(b) under the Securities Exchange Act of 1934, the following materials are being filed in connection with the 2007 Annual Meeting of Stockholders of The Southern Company, to be held on May 23, 2007.

1. Definitive copy of the notice of annual meeting and proxy statement; and

2. Definitive copy of the form of proxy;


The mailing date for the proxy solicitation materials is on or about April 11, 2007.

Copies of the notice of meeting with accompanying proxy statement and form of proxy also are being filed with the New York Stock Exchange.

Sincerely,

/s/ Patricia L. Roberts

PR/rc